OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	$ (12,783)	$ (12,783)
Deferred revenue	$ (4,220)	$ (6,080)
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Current portion of operating lease liability (note 13)	$ (1,462)	$ (1,328)
Contract liability (note 7)	0	(4,177)
Other payables	32,485	3,077
Other current liabilities	(50,950)	(27,445)
Golar Gimi
Mark-to-market swaps valuation:
Other payables	30,500	0
Embedded derivative financial instrument, oil derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	(10,000)	(10,000)
Embedded derivative financial instruments, gas derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion	$ (2,800)	$ (2,800)